Loss Per Share (Details) - Schedule of diluted loss per share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of diluted loss per share [Abstract]
Loss attributable to the Company’s owners, used in computation of basic loss per share (U.S. dollars in thousands)	$ (4,883)	$ (1,544)
Adjustment in respect of the finance income relating to financial instruments (U.S. dollars in thousands)		(2,826)
Total loss per share	$ (4,883)	$ (4,370)
The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands)	24,637	4,982
Adjustment in respect of incremental shares assuming the conversion to financial instruments (in thousands)		1,991
Total weighted average of the number of ordinary shares	24,637	6,973
Diluted loss per share (U.S. dollar)	$ (0.2)	$ (0.63)